Note 11 - Taxation - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Loss before income tax from continuing operations	$ (22,912)	$ (8,165)	$ (4,080)
Group weighted average corporation tax rate	26.60%	22.20%	24.60%
Tax at standard rate	$ 6,095	$ 1,813	$ 1,004
Expenses that are not deductible for tax purposes	0	(833)	(106)
Adjustment to prior year tax provisions	0	137	0
Deferred tax assets not recognized on tax losses	(4,127)	(979)	(1,640)
Consolidated Statement of Comprehensive Income/(Loss)	$ 1,968	$ 138	$ (742)